Consolidated statement of comprehensive income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement of comprehensive income [abstract]
Net income		$ 6,446	$ 3,792	$ 5,121
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(2,610)	382	(21)
Net gains (losses) on hedges of investments in foreign operations		1,495	(202)	(10)
Other comprehensive income, net of tax, exchange differences on translation		(1,115)	180	(31)
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		(50)	254	244
Net (gains) losses reclassified to net income		(66)	(22)	(28)
Other comprehensive income, net of tax, debt securities		(116)	232	216
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		178	142	137
Net (gains) losses reclassified to net income		(315)	19	(6)
Other comprehensive income, net of tax, cash flow hedges		(137)	161	131
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		917	80	(220)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		12	(56)	28
Net gains (losses) on equity securities designated at FVOCI		100	50	(2)
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		1,029	74	(194)
Total OCI	[1]	(339)	647	122
Comprehensive income		6,107	4,439	5,243
Comprehensive income attributable to non-controlling interests		17	2	25
Preferred shareholders and other equity instrument holders		158	122	111
Common shareholders		5,932	4,315	5,107
Comprehensive income attributable to equity shareholders		6,090	4,437	5,218
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		45	42
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(53)	(46)	(16)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(8)	(4)	(16)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(11)	(59)	(36)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		23	7	10
Income tax (expense) benefit relating to debt securities of other comprehensive income		12	(52)	(26)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(64)	(51)	(49)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		112	(7)	2
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		48	(58)	(47)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(311)	(19)	77
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(4)	20	(10)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(34)	(17)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(349)	(16)	67
Income tax (expense) benefit relating to components of other comprehensive income		$ (297)	$ (130)	$ (22)

[1]	Includes $43 million of losses for 2021 (2020: $44 million of gains; 2019: $44 million of gains) relating to our investments in equity-accounted associates and joint ventures.